EQUITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	May 07, 2021	Mar. 31, 2021	Mar. 22, 2021	Nov. 24, 2020	Nov. 17, 2020	Aug. 26, 2020
Quoted market price on valuation date	$ 0.09	$ 0.12	$ 0.12	$ 0.12	$ 0.28	$ 0.015	$ 0.015	$ 0.049
Stock Option [Member]
Exercise price	0.12	0.12
Minimum [Member] | Stock Option [Member]
Quoted market price on valuation date	$ 0.169	$ 0.169
Range of expected term	1 year 6 months 18 days	1 year 6 months 18 days
Range of interest rate	0.20%	0.20%
Range of equivalent volatility	215.12%	215.12%
Maximum [Member] | Stock Option [Member]
Quoted market price on valuation date	$ 0.23	$ 0.23
Range of expected term	2 years 5 months 26 days	2 years 5 months 26 days
Range of interest rate	0.47%	0.47%
Range of equivalent volatility	275.73%	275.73%